Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions			6 Months Ended		12 Months Ended
	Aug. 15, 2012	Aug. 15, 2011	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)
Long-term Debt, Percentage Bearing Fixed Interest, Amount					$ 1,861
Due to Related Parties, Current			$ 2,595		2,470	$ 2,595
Foreign Currency Transaction Gain (Loss), before Tax					(886)	(619)	$ 650
Cash and Cash Equivalents, at Carrying Value, Total			$ 91,293		63,834	91,293	106,517			$ 91,219
Gains Losses On Intra-entity Foreign Currency Transactions Long Term Investment Nature					560	294	235
Defined Contribution Plan, Cost Recognized					3,577	3,338	3,083
Advertising Expense					851	268	474
Shipping, Handling and Transportation Costs					1,389	1,235	1,215
Value Added Tax Rate			3.00%	6.00%
Asset Impairment Charges, Total					0	0	$ 57
Restricted Cash and Cash Equivalents, Current			$ 0		$ 1,626	0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage					14.00%
Use Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					28 years
Use Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					49 years
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life					9 years 1 month 28 days
Seasonal Influenza Vaccine [Member]
Revenue Recognition, Sales Returns, Reserve for Sales Returns					$ 1,462	1,320
Inactivated Hepatitis A Vaccine And Combined Inactivated Hepatitis A And B Vaccine [Member]
Revenue Recognition, Sales Returns, Reserve for Sales Returns					$ 5,900	$ 3,553
Percentage Of Sales Return Provision Of Private Pay Market Sales					13.60%	8.60%
H5 N1 Licenses [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
H5 N1 Licenses [Member] | Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life		20 years
Denominated in RMB [Member]
Cash and Cash Equivalents, at Carrying Value, Total			$ 71,968		$ 46,923	$ 71,968		¥ 304	¥ 447